Consolidated Balance Sheet as of December 31, 2010 and June 30, 2011 (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Cash and equivalents	$ 56,362,490	$ 97,789,985
Marketable securities	244,242,030	188,888,044
Accounts receivable, net of reserve	65,929,820	55,393,227
Deferred taxes	5,110,354	7,176,778
Current assets	371,644,694	349,248,034
Computer equipment	10,104,075	10,778,178
Furniture and fixtures	51,073,808	46,353,094
Buildings	183,411,627	179,391,878
Land	35,329,565	33,407,959
Accumulated depreciation	(111,058,061)	(108,032,365)
Fixed assets	168,861,014	161,898,744
Other assets	19,744,648	11,334,844
Total assets	560,250,356	522,481,622
Accounts payable	2,182,913	395,012
Taxes payable	1,017,154	3,458,044
Accrued expenses	35,228,691	43,472,113
Deferred revenue	44,591,578	36,476,917
Tax reserves	12,033,037	11,499,037
Total liabilities	95,053,373	95,301,123
Common stock, $1.00 par value, authorized 40,000,000 shares, issued and outstanding 36,186,164 in 2010 and 36,421,348 in 2011	36,421,348	36,186,164
Additional paid-in capital	89,777,401	80,605,225
Retained income	292,311,673	281,854,958
Unrealized security gain	46,686,561	28,534,152
Shareholder equity	465,196,983	427,180,499
Total liabilities and shareholder equity	$ 560,250,356	$ 522,481,622